Revenue from Contract with Customers - Schedule of Revenue from Contract with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Types of services:
Subscription income	$ 14,305,443	$ 14,955,197	$ 13,930,887
Carriage/placement fees	6,585,138	5,410,248	3,406,204
Advertisement income	549,903	556,582	1,413,553
Device activation fees	151,728	151,960	257,540
Fiber use revenue		289,788
Consultancy services	1,093,855
Unbilled eevenue	441,852
Total revenue from customers	23,127,919	21,363,775	19,008,184
Timing of revenue recognition
Services transferred over time	23,127,919	21,363,775	19,008,184
Total	$ 23,127,919	$ 21,363,775	$ 19,008,184